Provisions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Provisions
Provisions, beginning of period	£ (169)	£ (97)
Exchange adjustments	(3)	(3)
Charge for the period	(133)	(117)
Reversed unused	15	7
Utilised	109	35
Provisions, end of period	(175)	(169)
To be settled within one year	(118)	(130)
To be settled after one year	(57)	(39)
Restructuring programmes
Provisions
Provisions, beginning of period	(94)	(36)
Exchange adjustments	(2)	(1)
Charge for the period	(95)	(87)
Reversed unused	7	4
Utilised	76	25
Other movements		1
Provisions, end of period	(104)	(94)
Other provisions
Provisions
Provisions, beginning of period	(75)	(61)
Exchange adjustments	(1)	(2)
Charge for the period	(38)	(30)
Reversed unused	8	3
Utilised	33	10
Other movements		(1)
Provisions, end of period	£ (71)	£ (75)